Other comprehensive income	12 Months Ended
Dec. 31, 2018
Other comprehensive income by item
Other comprehensive income

29.   Other comprehensive income

The balances of Other comprehensive income include the amounts, net of the related tax effect, of the adjustments to assets and liabilities recognised in equity through the consolidated statement of recognised income and expense. The amounts arising from subsidiaries are presented, on a line by line basis, in the appropriate items according to their nature.

Respect to items that may be reclassified to profit or loss, the consolidated statement of recognised income and expense includes changes in other comprehensive income as follows:

-

Revaluation gains (losses): includes the amount of the income, net of the expenses incurred in the year, recognised directly in equity. The amounts recognised in equity in the year remain under this item, even if in the same year they are transferred to the income statement or to the initial carrying amount of the assets or liabilities or are reclassified to another line item.

-	Amounts transferred to income statement: includes the amount of the revaluation gains and losses previously recognised in equity, even in the same year, which are recognised in the income statement.
-

Amounts transferred to initial carrying amount of hedged items: includes the amount of the revaluation gains and losses previously recognised in equity, even in the same year, which are recognised in the initial carrying amount of assets or liabilities as a result of cash flow hedges.

-	Other reclassifications: includes the amount of the transfers made in the year between the various valuation adjustment items.

The amounts of these items are recognised gross, including the amount of the Other comprehensive income relating to non-controlling interests, and the corresponding tax effect is presented under a separate item, except in the case of entities accounted for using the equity method, the amounts for which are presented net of the tax effect.

a)Breakdown of Other comprehensive income - Items that will not be reclassified in results and Items that can be classified in results

	Million of euros
	12-31-2018	12-31-2017	12-31-2016
	(IFRS9) (*)	(IAS39)	(IAS39)
Other comprehensive income	(22,141)	(21,776)	(15,039)
Items that will not be reclassified to profit or loss	(2,936)	(4,034)	(3,933)
Actuarial gains and losses on defined benefit pension plans	(3,609)	(4,033)	(3,931)
Non-current assets held for sale	—	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	1	(1)	(2)
Other valuation adjustments	—	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	597
Inefficiency of fair value hedges of equity instruments measured at fair value with changes in other comprehensive income	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedged item)	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedging instrument)	—
Changes in the fair value of financial liabilities measured at fair value through profit or loss attributable to changes in credit risk	75
Items that may be reclassified to profit or loss	(19,205)	(17,742)	(11,106)
Hedges of net investments in foreign operations (effective portion)	(4,312)	(4,311)	(4,925)
Exchange differences	(15,730)	(15,430)	(8,070)
Hedging derivatives (effective portion)	277	152	469
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	828
Hedging instruments (items not designated)	—
Financial assets available for sale		2,068	1,571
Debt instruments		1,154	423
Equity instruments		914	1,148
Non-current assets held for sale	—	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	(268)	(221)	(151)

(*)    See reconciliation of IAS39 as of December 31, 2017 to IFRS9 as of January 1, 2018 (Note 1.b).

b)Other comprehensive income- Items not reclassified to profit or loss – Actuarial gains or (-) losses on defined benefit pension plans

Other comprehensive income – Items not reclassified to profit or loss – Actuarial gains or (-) losses on defined benefit pension plans include the actuarial gains and losses and the return on plan assets, less the administrative expenses and taxes inherent to the plan, and any change in the effect of the asset ceiling, excluding amounts included in net interest on the net defined benefit liability (asset).

Its variation is shown in the consolidated statement of income and expense.

The provisions against equity in 2018 amounted to EUR 618 million - See Note 25.b -, with the following breakdown:

-	Decrease of EUR 65 million in the accumulates actuarial losses relating to the Group´s entities in Spain, mainly due to the evolution experienced by the discount rate - increase from 1.40% to 1.55%.
-

Decrease of EUR 481 million in the cumulative actuarial losses relating to the Group´s businesses in the UK, mainly due to the evolution experienced by the discount rate – increase from 2.49% to 2.90%.

-

Increase of EUR 95 million in accumulated actuarial losses corresponding to the Group’s business in Brazil, mainly due to the reduction in the discount rate (from 9.53% to 9.11% in pension benefits and 9.65% to 9.26% in medical benefits), as well as variations in the other hypotheses.

The other modification in accumulated actuarial profit or losses is a decrease of EUR 167 million as a result of exchange rate and other effects, mainly in Brazil (depreciation of the real).

c)Other comprehensive income - Items that will not be reclassified in results - Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income

Includes the net amount of unrealised fair value changes of equity instruments at fair value with changes in other comprehensive income.

The following is a breakdown of the composition of the balance as of December 31, 2018 (IFRS9) under "Other comprehensive income" - Items that will not be reclassified to profit or loss - Changes in the fair value of equity instruments measured at fair value with changes in other global result depending on the geographical origin of the issuer:

	Million of euros
	12-31-18 (*)
	Capital gains by valuation	Capital losses by valuation	Net gains/losses by valuation	Fair value

Equity instruments
Domestic
Spain	20	(216)	(196)	417
International
Rest of Europe	160	(76)	84	652
United States	9	—	9	42
Latin America and rest	708	(8)	700	1,560
	897	(300)	597	2,671
Of which:
Publicly listed	818	(18)	800	1,943
Non publicly listed	79	(282)	(203)	728

(*)    See reconciliation of IAS39 as of December 31, 2017 to IFRS9 as of January 1, 2018 (Note 1.b).

d)Other comprehensive income - Items that may be reclassified to profit or loss - Hedge of net investments in foreign operations (effective portion) and exchange differences

The changes in 2018 reflect the negative effect of the depreciation of large part of the currencies, mainly the Brazilian real and pound sterling, whereas the changes in 2017 reflect the negative effect of the sharp depreciation of the Brazilian real and the US dollar.

Of the change in the balance in these years, a loss of EUR 556,  1,704 and 185 million in 2018, 2017 and 2016 relate to the measurement of goodwill.

The detail, by country is as follows:

	Million of euros
	2018	2017	2016
Net balance at end of year	(20,042)	(19,741)	(12,995)
Of which:
Brazilian Real	(12,950)	(11,056)	(8,435)
Pound Sterling	(3,924)	(3,732)	(2,996)
Mexican Peso	(2,312)	(2,230)	(1,908)
Argentine Peso(*)	-	(1,684)	(1,309)
Chilean Peso	(1,238)	(866)	(614)
US Dollar	1,330	555	2,849
Other	(948)	(728)	(582)

(*)    In 2018, due to the application of IAS29 for hyperinflationary economies, they have been transferred to Other Reserves (see Note 33).

e)Other comprehensive income -Items that may be reclassified to profit or loss - Hedging derivatives – Cash flow hedges (Effective portion)

Other comprehensive income – Items that may be reclassified to profit or loss - Cash flow hedges includes the gains or losses attributable to hedging instruments that qualify as effective hedges. These amounts will remain under this heading until they are recognised in the consolidated income statement in the periods in which the hedged items aff1ect it (See Note 11).

f)Other comprehensive income - Items that may be reclassified to profit or loss – Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income (IFRS9) and available-for-sale (IAS39)

Includes the net amount of unrealised changes in the fair value of assets classified as Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income (IFRS9) and Financial assets available-for-sale (IAS39) (See Notes 7 and 8).

The breakdown, by type of instrument and geographical origin of the issuer, of Other comprehensive income – Items that may be reclassified to profit or loss - Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income (IFRS9) and Financial assets available-for-sale (IAS39) at December 31, 2018, 2017 and 2016 is as follows:

	Million of euros
	December 31, 2018 (*)				December 31, 2017				December 31, 2016
			Net				Net				Net
			revaluation				revaluation				revaluation
	Revaluation	Revaluation	gains/	Fair	Revaluation	Revaluation	gains/	Fair	Revaluation	Revaluation	gains/	Fair
	gains	losses	(losses)	value	gains	losses	(losses)	value	gains	losses	(losses)	value
Debt instruments
Government debt securities and debt Instruments issued by central banks
Spain	326	(3)	323	38,550	660	(25)	635	48,217	610	(26)	584	32,729
Rest of Europe	373	(55)	318	17,494	306	(24)	282	20,244	50	(170)	(120)	16,879
Latin America and rest of the world	448	(117)	331	42,599	404	(129)	275	39,132	167	(163)	4	35,996
Private-sector debt securities	37	(178)	(141)	19,777	90	(128)	(38)	20,888	117	(162)	(45)	25,683
	1,184	(353)	831	118,420	1,460	(306)	1,154	128,481	944	(521)	423	111,287

Equity instruments Domestic	—	—	—	—	—	—	—	—	—	—	—	—
Spain International	—	—	—	—	5	(2)	3	1,373	48	(5)	43	1,309
Rest of Europe	—	—	—	—	166	(2)	164	979	284	(4)	280	1,016
United States	—	—	—	—	14	(5)	9	560	21	—	21	772
Latin America and rest of the world	—	—	—	—	744	(6)	738	1,878	811	(7)	804	2,390
	—	—	—	—	929	(15)	914	4,790	1,164	(16)	1,148	5,487
Of which:
Listed	—	—	—	—	828	(5)	823	2,900	999	(11)	988	3,200
Unlisted	—	—	—	—	101	(10)	91	1,890	165	(5)	160	2,287
	—	—	—	—	2,389	(321)	2,068	133,271	2,108	(537)	1,571	116,774

(*)     See reconciliation of IAS39 as of December 31, 2017 to IFRS9 as of January 1, 2018 (Note 1.b).

At the end of 2017 and 2016 the Group assessed whether there is any objective evidence that the instruments classified Changes in the fair value of debt and equity instruments measured at fair value with changes in other comprehensive income and Financial assets available-for-sale (IAS39) (debt securities and equity instruments) were impaired.

This assessment included but was not limited to an analysis of the following information: i) the issuer’s economic and financial position, the existence of default or late payment, analysis of the issuer’s solvency, the evolution of its business, short-term projections, trends observed with respect to its earnings and, if applicable, its dividend distribution policy; ii) market-related information such as changes in the general economic situation, changes in the issuer’s sector which might affect its ability to pay; iii) changes in the fair value of the security analysed, analysis of the origins of such changes - whether they are intrinsic or the result of the general uncertainty concerning the economy or the country - and iv) independent analysts’ reports and forecasts and other independent market information.

As of January 1, 2018, with the entry into force of IFRS9, the Group estimates the expected losses on debt instruments measured at fair value with changes in other comprehensive income. These losses are recorded with a charge to the consolidated income statement for the period.

At the end of the years 2018, 2017 and 2016, the Group recorded under Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss, net due to modification of the consolidated income statement, in the line of financial assets at fair value with changes in other comprehensive income (IFRS9) a provision of EUR 1 million in 2018, and in the line of available-for-sale financial assets (IAS39) a provision of EUR 10 million in equity instruments in 2017, and a reversal of provision of EUR 25 million and a provision of EUR 14 million in debt and equity instruments, respectively, in 2016.

Until December 31, 2017, in the case of quoted equity instruments, when the changes in the fair value of the instrument under analysis were assessed, the duration and significance of the fall in its market price below cost for the Group was taken into account. As a general rule, for these purposes the Group considers a significant fall to be a 40% drop in the value of the asset or a continued fall over a period of 18 months. Nevertheless, it should be noted that the Group assessed, on a case-by-case basis, each of the securities that have suffered losses, and monitors the performance of their prices, recognising an impairment loss as soon as it is considered that the recoverable amount could be affected, even though the price may not have fallen by the percentage or for the duration mentioned above.

If, after the above assessment has been carried out, the Group considers that the presence of one or more of these factors could affect recovery of the cost of the asset, an impairment loss was recognised in the income statement for the amount of the loss registered in equity under Other comprehensive income – Items that may be reclassified to profit or loss – Items not reclassified to profit or loss – Other Valuation adjustments. Also, where the Group was not intend and/or is not able to hold the investment for a sufficient amount of time to recover the cost, the instrument was written down to its fair value.

As of January 1 2018, with the entry into force of IFRS9, no impairment analysis is performed of equity instruments recognised under Other comprehensive income . IFRS9 eliminates the need to carry out the impairment estimate on this class of equity instruments and the reclassification to profit and loss on the disposal of these assets.

g)Other comprehensive income - Items that may be reclassified to profit or loss and Items not reclassified to profit or loss - Other recognised income and expense of investments in subsidiaries, joint ventures and associates

The changes in other comprehensive income - Entities accounted for using the equity method were as follows:

	Million of euros
	2018	2017	2016
Balance at beginning of year	(222)	(153)	(232)
Revaluation gains/(losses)	(65)	(84)	79
Net amounts transferred to profit or loss	20	15	—
Balance at end of year	(267)	(222)	(153)

Of which:
Zurich Santander Insurance América, S.L.	(159)	(145)	(84)